Label	Element	Value
Recon Capital NASDAQ 100 Covered Call ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return, Heading	rr_RiskReturnHeading	Recon Capital NASDAQ 100 Covered Call ETF
Supplement Text	etfst_SupplementTextBlock	SUPPLEMENT DATED MAY 14, 2014 TO THE PROSPECTUS OF ETF SERIES TRUST Recon Capital NASDAQ 100 Covered Call ETF Dated December 12, 2013
Strategy Narrative	rr_StrategyNarrativeTextBlock

The second paragraph of the section of the Prospectus entitled “Summary Information—Recon Capital NASDAQ 100 Covered Call ETF—Principal Investment Strategies of the Fund” is hereby deleted and replaced with the following:

The Fund will invest at least 80% of its total assets in common stocks of the companies included in NASDAQ-100® Index, (“80% Policy”). The Fund employs a replication strategy to track the Index, which means it invests in common stocks included in the NASDAQ-100® Index generally in proportion to their weightings in the NASDAQ-100® Index, and call options written (sold) on the NASDAQ-100® Index. Under normal market conditions, the Fund will invest more than 80% of its total assets in the Index. Each calendar month the Fund will write (sell) a succession of one-month call options on the NASDAQ-100 Index and will cover such options by holding the securities underlying the options written. Each option written will (i) have an exercise price generally at or above the prevailing market price of the NASDAQ-100 Index; (ii) be traded on a national securities exchange; (iii) be held to its date of maturity (unless the Fund “closes out” the option through the repurchase of the option on the market close the last day of trading); (iv) expire on its date of maturity (in the next calendar month); (v) only be subject to exercise on its expiration date; and (vi) be settled in cash.

Supplement Closing	etfst_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE